Parent Company Only Condensed Financial Information - Condensed statements of comprehensive (loss)/income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating expenses:
Research and development	¥ (11,071,358)	$ (1,516,770)	¥ (10,586,129)	¥ (6,780,032)
Selling, general and administrative	(12,229,323)	(1,675,410)	(9,767,955)	(5,665,301)
Total operating expenses	(22,637,024)	(3,101,259)	(20,089,874)	(12,445,333)
Loss from operations	7,019,114	961,615	7,406,877	(3,654,877)
Other (expense)/income
Interest expense	(187,755)	(25,722)	(86,251)	(106,340)
Others, net	664,301	91,009	1,048,189	625,633
(Loss)/Income before income tax	9,315,624	1,276,236	10,451,763	(2,159,355)
Income tax expense	(1,270,374)	(174,041)	1,357,362	127,007
Net (loss)/income	8,045,250	$ 1,102,195	11,809,125	(2,032,348)
Other comprehensive income/(loss)
Foreign currency translation adjustment, net of tax	53,128		(30,766)	1,327,761
Parent company | Reportable legal entity
Operating expenses:
Research and development	(173)			(629)
Selling, general and administrative	(29,303)		(44,419)	(35,642)
Total operating expenses	(29,476)		(44,419)	(36,271)
Loss from operations	(29,476)		(44,419)	(36,271)
Other (expense)/income
Interest expense	(51,818)		(38,323)	(43,096)
Interest income and investment income, net	265,836		70,953	190,528
Share of (loss)/income from subsidiaries, and (loss)/income of VIEs	7,821,521		11,716,065	(2,300,538)
Others, net	26,287		(137)	177,165
(Loss)/Income before income tax	8,032,350		11,704,139	(2,012,212)
Income tax expense	0		(6)	(3)
Net (loss)/income	8,032,350		11,704,133	(2,012,215)
Other comprehensive income/(loss)
Foreign currency translation adjustment, net of tax	53,128		(30,766)	1,327,761
Comprehensive (loss)/income	¥ 8,085,478		¥ 11,673,367	¥ (684,454)